Stockholders' Equity	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Notes to Financial Statements
NOTE 6. STOCKHOLDERS' EQUITY

On March 6, 2017, our board of directors resolved to increase the number of authorized shares of our common stock, par value $0.001, from 75,000,000 shares to 1,125,000,000 shares. Correspondingly, our board of directors affirmed a forward split of 15 for 1 in which each shareholder will be issued 15 common shares in exchange for 1 common share of their currently issued common stock. In accordance with ASC 505-20 all stock-related information presented in these financial statements and accompanying footnotes has been retroactively adjusted to reflect the number of shares resulting from this action.

Prior to approval of the forward split, we had a total of 6,000,000 issued and outstanding common shares, par value $0.001. On the effective date of the forward split, we had a total of 90,000,000 issued and outstanding common shares, par value $0.001.

Overview

The Company is authorized to issue 1,125,000,000 shares of $0.001 par value common stock. All common stock shares have equal voting rights, are non-assessable and have one vote per share. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they choose to do so, elect all of the directors of the Company.

As of December 31, 2017, there were 90,000,000 shares of common stock issued and outstanding.

Stock purchase agreement

On April 19, 2017, we entered into a Stock Purchase Agreement (the “Agreement”) with Pharma GP APS, a Denmark corporation (“Pharma GP”) and its sole shareholder, 9 Heroes APS, a Denmark corporation. In accordance with the terms of the Agreement, we agreed to purchase all of the outstanding shares of Pharma GP for the purchase price (the “Purchase Price”) of $6,000,000.00, payable as $3,000,000.00 in cash and the balance in shares of our common stock.

The closing of the above transactions is expected to occur when the company has sufficient funds to do so. The Agreement is conditioned on our paying the Purchase Price, obtaining financing in the amount of $4,000,000.00 for operational expenses, and receiving audited financial statements from Pharma GP, among other conditions as contained in the Agreement.

We currently do not have the money on hand to pay the Purchase Price, and we must obtain additional financing to meet the conditions to close the transaction.

The Agreement includes customary representations, warranties and covenants among the parties to each other as of specific dates.

The foregoing description of the Agreement is qualified in its entirety by reference to the full text of the Agreement, which is included as an exhibit our Current Report on Form 8-K filed on April 20, 2017 and is incorporated by reference herein.

Pharma GP is a manufacturer of skincare products with distribution in several countries. The company’s body and facial creams are designed for moisturizing, skin regeneration, wound healing and a variety of skin issues, such as dry and cracked skin, among other things.

In addition, Pharma GP owns patents, trademarks and production facilities for an ingredient designed to be used in pharmaceuticals and medical devices for treating a wide range of issues. Pharma GP currently has skincare products that are available over the counter. However, the company intends to develop, market and sell pharmaceutical skincare products to treat various ailments using its patented technology. Currently, the company has no government approved products, but with the financing, we intend to purchase Pharma GP and focus on those clinical applications. We expect to have more information on the status of the Closing of the Agreement and our new business direction in future filings.

On March 6, 2017, our board of directors resolved to increase the number of authorized shares of our common stock, par value $0.001, from 75,000,000 shares to 1,125,000,000 shares. Correspondingly, our board of directors affirmed a forward split of 15 for 1 in which each shareholder will be issued 15 common shares in exchange for 1 common share of their currently issued common stock.   In accordance with ASC 505-20 all stock-related information presented in these financial statements and accompanying footnotes has been retroactively adjusted to reflect the number of shares resulting from this action.

Prior to approval of the forward split, we had a total of 6,000,000 issued and outstanding common shares, par value $0.001. On the effective date of the forward split, we will have a total of 90,000,000 issued and outstanding common shares, par value $0.001.

Overview

The Company is authorized to issue 1,125,000,000 shares of $0.001 par value common stock. All common stock shares have equal voting rights, are non-assessable and have one vote per share. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they choose to do so, elect all of the directors of the Company.

As of March 31, 2017, there were 90,000,000 shares of common stock issued and outstanding.